Description of the Plan (Details) - U.S. Group Savings Plan	12 Months Ended
	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) age loan	Dec. 31, 2024 USD ($)
Description of the Plan
Transfer out of plan		$ 184,536,749
Participant loan transfer out		$ 3,321,744
Automatic deferral rate		6.00%
Opt out period		30 days
Automatic deferral, annual increase		1.00%
Automatic deferral, maximum annual increase		10.00%
Maximum participant contribution, percentage		75.00%
Maximum non-roth contribution, percentage		10.00%
Employer contribution		150.00%
Assumed retirement age | age		65
Vesting percentage		100.00%
Note receivable, minimum borrowing amount		$ 1,000
Note receivable, maximum borrowing percentage		50.00%
Note receivable, maximum borrowing amount		$ 50,000
Number of loans outstanding | loan		2
Maximum term for purchase of primary residence		15 years
Forfeited non-vested accounts		$ 3,404,599	$ 6,472,971
Amount of forfeited nonvested accounts used to offset employer contributions		66	14,365
Amount of forfeited nonvested accounts used to offset employer true up contributions	$ 5,000,000	7,740,917
Quarterly administrative budget per participant		3.75
Annual administrative budget per participant		15
Administrative budget contribution		323,290	268,129
Amount of administrative budget used for plan expenses		202,372	167,064
Amount of administrative budget allocated to plan participants		7,058	0
Administrative budget account balance		296,480	200,147
Administrative budget account receivables		50,389	50,632
Administrative budget account, accrued expenses		$ 129,000	$ 96,500
Employees hired on or before December 31, 2005
Description of the Plan
Vesting percentage		100.00%
Employees hired on or after January 1, 2006
Description of the Plan
Vesting percentage		100.00%
Vesting period		3 years
Employees hired on or before March 31, 2012
Description of the Plan
Vesting percentage		100.00%
Employees hired on or after April 1, 2012
Description of the Plan
Vesting percentage		100.00%
Vesting period		2 years
Minimum
Description of the Plan
Participant Loans, Interest Rates (in %)		3.25%
Annual installment payment period		3 years
Maximum
Description of the Plan
Percentage of participant eligible compensation		6.00%
Participant Loans, Interest Rates (in %)		9.50%
Loan term		5 years
Annual installment payment period		15 years